Other revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Other revenue
Marketing revenue		₨ 502,097	₨ 320,527	₨ 214,524
Total	$ 7,712	₨ 502,097	₨ 320,527	₨ 214,524